PURCHASE ADVANCES, NET (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
PURCHASE ADVANCES, NET
Prepayment for construction	¥ 13,445,448	$ 1,922,674	¥ 14,489,026
Prepayment for others	224,635	32,122	380,358
Allowance for doubtful accounts	(210,000)	(30,030)	(249,828)
Purchase advance, net	¥ 13,460,083	$ 1,924,766	¥ 14,619,556